Intangible Assets - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Period of evaluation		5 years
Discount rate	10.50%
Software [member]
Disclosure of detailed information about intangible assets [line items]
Software in progress	R$ 27,672	R$ 13,684	R$ 16,657
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	9.40%
Real growth rate	0.00%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Real growth rate	1.00%